EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Basic and Diluted Earnings Per Common Share
The following table presents the calculation of basic and diluted earnings per share for our common stock:

Years Ended December 31,	2024	2023	2022
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$536,286	$536,337	$601,167
Less: distributed and undistributed earnings allocated to restricted common stock	37,392	36,966	51,365

Earnings allocated to Watsco, Inc. shareholders	$498,894	$499,371	$549,802

Weighted-average common shares outstanding - Basic	37,391,461	36,406,148	35,564,203

Basic earnings per share for common stock	$13.34	$13.72	$15.46

Allocation of earnings for Basic:
Common stock	$454,680	$455,186	$499,792
Class B common stock	44,214	44,185	50,010

	$498,894	$499,371	$549,802

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$536,286	$536,337	$601,167
Less: distributed and undistributed earnings allocated to restricted common stock	37,369	36,932	51,294

Earnings allocated to Watsco, Inc. shareholders	$498,917	$499,405	$549,873

Weighted-average common shares outstanding - Basic	37,391,461	36,406,148	35,564,203
Effect of dilutive stock options	118,871	125,535	119,431

Weighted-average common shares outstanding - Diluted	37,510,332	36,531,683	35,683,634

Diluted earnings per share for common stock	$13.30	$13.67	$15.41